PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation	$ 132,170	$ 95,158